Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of fair value by strategy

			2021		2020
Strategy	Per Unit	Notional	Fair value	Notional	Fair value
Mismatches of quotational periods
Zinc forward	ton	215,809	(9,898)	204,394	2,398
			(9,898)		2,398
Sales of zinc at a fixed price
Zinc forward	ton	8,787	3,433	15,695	1,815
			3,433		1,815
Interest rate risk
IPCA vs. CDI	BRL	226,880	(66)	226,880	1,310
			(66)		1,310
Foreign exchange risk
BRL vs. USD (i)	BRL	-	-	477,000	(417)
			-		(417)

			(6,531)		5,106
Current assets			16,292		16,329
Non-current assets			102		15,651
Current liabilities			(22,684)		(5,390)
Non-current liabilities			(241)		(21,484)
(i)	Related to a derivative financial instrument entered into at the same time of a debt contract (a term loan in NEXA PERU) in order to manage some of the risks of such debt contract. As explained in note 24 (c), both the debt and the related derivative were prepaid on July 09, 2021

Schedule of changes in fair value

2021
Strategy	Inventory	Cost of sales	Net revenues	Other income and expenses, net	Net financial results	Other comprehensive income	Realized (loss) gain
Mismatches of quotational periods	1,146	(37,963)	9,709	1,820	-	454	(12,538)
Sales of zinc at a fixed price	-	-	-	5,666	-	34	4,082
Interest rate risk – IPCA vs. CDI	-	-	-	-	1,211	-	2,587
Foreign exchange ri–k - BRL vs USD (i)	-	-	-	-	(6,851)	-	(7,268)
2021	1,146	(37,963)	9,709	7,486	(5,640)	488	(13,137)

(i)	Related to a derivative financial instrument entered into at the same time of a debt contract (a term loan in NEXA PERU) in order to manage some of the risks of such debt contract. As explained in note 24 (c), both the debt and the related derivative were prepaid on July 09, 2021.